Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
November 30, 2025
AZI-NPRT1-0126
1.810709.121
Municipal Securities - 97.8%
	Principal Amount (a)	Value ($)
Arizona - 95.5%
Education - 16.9%
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	535,664
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	417,911
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,063,340
Arizona St Univ Revs Series 2025A, 5% 7/1/2042	375,000	412,881
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2025, 5% 5/15/2037	2,000,000	2,255,829
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,017,096
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,878,535
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,071,154
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,197,452
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,500,084
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,534,509
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	955,476
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,800,000	2,022,995
		20,862,926
Electric Utilities - 3.9%
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	428,580
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	946,325
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2047	295,000	310,332
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	1,500,000	1,583,695
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,400,000	1,489,802
		4,758,734
General Obligations - 27.6%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	550,299
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	547,486
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	475,984
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Inc Insured)	425,000	458,235
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Inc Insured)	700,000	783,492
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Inc Insured)	800,000	908,314
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	1,026,188
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,022,798
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	500,000	579,944
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Inc Insured)	2,050,000	1,696,203
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	180,000	170,485
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	490,192
Marana Uni Sch Dist No 6 5% 7/1/2043 (Assured Guaranty Inc Insured)	500,000	535,935
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,047,822
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	450,179
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,429,861
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,047,418
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	370,916
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	261,924
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	118,412
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,726,060
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,249,046
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	617,032
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	750,000	823,221
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	875,000	951,677
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	340,000	373,084
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	225,000	250,602
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	150,000	169,344
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	225,000	256,745
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	275,000	315,659
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	275,000	317,592
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	625,000	715,625
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,157,157
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,223,366
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	365,102
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,113,779
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	408,206
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	362,690
Tolleson AZ Uni High Sch Dist No 214 Series 2025, 5% 7/1/2041	1,400,000	1,542,345
		33,910,419
Health Care - 20.2%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (b)(c)	995,000	973,830
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	912,870
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,781,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	736,556
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.85% 2/1/2048, LOC TD Bank NA VRDN (c)	555,000	555,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.85% 2/1/2048, LOC TD Bank NA VRDN (c)	1,200,000	1,200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	203,577
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	360,814
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	926,456
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	165,000	164,355
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	439,500
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	857,228
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	289,763
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	715,317
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	327,686
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,167,829
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,302,278
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,242,460
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	916,663
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	500,000	509,119
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	500,000	509,057
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	417,253
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,725,962
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	833,226
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,317,072
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	331,618
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,081,357
		24,797,846
Housing - 2.2%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	784,672	776,502
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	1,000,000	982,289
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (c)	1,000,000	1,000,810
		2,759,601
Industrial Development - 2.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(e)	3,000,000	3,049,495
Special Tax - 7.5%
Bullhead City Ariz Excise Taxes Rev 2.3% 7/1/2041	1,000,000	768,548
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,125,707
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	297,857
Glendale Ariz Sr Excise Tax Rev Series 2025, 5% 7/1/2030	350,000	388,085
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	2,000,000	2,450,883
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (e)	275,000	275,127
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	260,485
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	155,365
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	273,794
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	283,088
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	392,046
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	319,188
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	506,678
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	329,321
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	379,986
		9,206,158
Transportation - 8.5%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	398,826
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	198,746
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,063,121
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,066,662
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (e)	2,425,000	2,479,970
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (e)	1,750,000	1,757,585
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (e)	280,000	297,234
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (e)	2,000,000	2,176,969
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (e)	25,000	25,646
		10,464,759
Water & Sewer - 6.2%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	501,199
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,420,000	1,647,869
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	88,354
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	495,000	462,824
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	885,000	813,446
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,092,971
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,042,542
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,011,899
		7,661,104
TOTAL ARIZONA		117,471,042
Guam - 0.8%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	630,000	692,165
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2031	275,000	300,712
TOTAL GUAM		992,877
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	435,874	313,737
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	159,195
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	401,828
		874,760
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	45,353
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	265,701
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	101,799
		412,853
TOTAL PUERTO RICO		1,287,613
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	215,000	238,208
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	335,000	358,578
		596,786
TOTAL VIRGIN ISLANDS		596,786
TOTAL MUNICIPAL SECURITIES (Cost $121,083,745)		120,348,318

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $286,170)	2.89	286,112	286,170

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $121,369,915)	120,634,488
NET OTHER ASSETS (LIABILITIES) - 2.0%	2,425,790
NET ASSETS - 100.0%	123,060,278

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,018,176 or 0.8% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,511,042	4,710,671	5,935,543	10,986	-	-	286,170	286,112	0.0%
Total	1,511,042	4,710,671	5,935,543	10,986	-	-	286,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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